WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 134.1%
Alabama - 0.6%
Alabama Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$805,534

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B	4.000%	12/1/36	250,000	252,030
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	475,262

Total Alaska				727,292

Arizona - 3.1%
Arizona State IDA, Education Revenue, Lincoln South Beltway Project	5.000%	2/1/25	500,000	517,488
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	1,000,000	1,005,401	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	500,000	517,263	(a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	502,804
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	250,000	254,988	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,024,429

Total Arizona				3,822,373

California - 15.0%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	516,490
Anaheim, CA, Public Financing Authority Lease, Series A, Refunding	5.000%	5/1/26	2,000,000	2,044,992	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.520%	4/1/24	2,000,000	2,009,715	(b)(c)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	631,242	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	363,900	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	401,202	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	239,519	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	$1,500,000	$1,507,307	(a)(d)
California State, GO, Various Purpose	5.000%	3/1/35	500,000	563,718
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	555,000	554,967	(d)
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series C, Refunding	4.000%	5/15/35	700,000	699,264	(a)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,264,362	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	804,159
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,675,000	2,949,411
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	500,482	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1	5.500%	9/1/37	350,000	341,801
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	830,261
Series A, Refunding	5.000%	10/1/43	250,000	269,752
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	828,297
San Bernardino City, CA, Unified School District, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	274,476
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	689,647	(a)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	250,000	257,361
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	250,000	258,654

Total California				18,800,979

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 1.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	$500,000	$501,851
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	258,610	(b)(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	97,744	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	940,000	952,748
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	133,274

Total Colorado				1,944,227

Connecticut - 2.7%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	261,737
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/34	600,000	679,170
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	536,426
Connecticut State, GO:
Series A	5.000%	4/15/39	1,290,000	1,388,075
Series C	4.000%	6/1/38	250,000	250,954
Series E	5.000%	10/15/34	210,000	222,994

Total Connecticut				3,339,356

Florida - 5.1%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	258,378	(a)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	481,953	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	151,480	(d)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	559,492
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	256,425	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	4.000%	10/1/36	1,000,000	995,043
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,525,440

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	$250,000	$259,905
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	1,030,095	(a)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/42	250,000	266,314
Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	250,000	258,650
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	138,232
Tampa, FL, Hospital Revenue, H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	250,000	257,790

Total Florida				6,439,197

Georgia - 1.2%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	206,993
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	202,883
Series A, Refunding	5.000%	1/1/37	250,000	266,430
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	250,000	259,216
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	509,507	(e)

Total Georgia				1,445,029

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	200,000	192,132

Illinois - 19.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	502,767
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	963,654
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	275,473
Series C, Refunding	5.000%	12/1/24	250,000	253,484
Series D	5.000%	12/1/46	1,500,000	1,427,819

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	$250,000	$265,601
Series A	5.000%	1/1/40	610,000	601,759
Series A, Refunding	5.625%	1/1/29	500,000	522,463
Series C, Refunding	5.000%	1/1/25	500,000	507,125
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	878,298	(e)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	528,256
Senior Lien, Series D	5.250%	1/1/37	400,000	420,287
Series A, Refunding	5.000%	1/1/31	1,750,000	1,778,382	(a)
Series C, Refunding	5.000%	1/1/43	600,000	623,236	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	567,176
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	300,420
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	613,927
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	523,681
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	673,197
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	315,000	336,536
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	250,000	282,626
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	522,551
Illinois State Sports Facilities Authority Revenue,
State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,046,276
Illinois State University, Auxiliary Facilities
System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	108,809
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	520,119
Series A	5.000%	3/1/35	400,000	420,579
Series A	5.000%	5/1/36	770,000	794,078
Series A	5.000%	5/1/39	300,000	306,686
Series A, Refunding	5.000%	10/1/29	1,300,000	1,370,371
Series B, Refunding	5.000%	9/1/27	600,000	627,979
Series D	5.000%	11/1/27	300,000	314,439

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	$600,000	$516,983
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,171,964
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	258,093
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	500,712
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,020,000	1,148,688
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	250,000	269,490

Total Illinois				24,743,984

Indiana - 5.2%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	804,905
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,103,177
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	233,401
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	194,135
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,038,016
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	100,000	101,483	(a)

Total Indiana				6,475,117

Iowa - 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	752,815	(b)(c)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	500,000	488,949

Total Iowa				1,241,764

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.2%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$1,200,000	$1,188,900	(b)(c)
Series C	4.000%	6/1/25	1,600,000	1,601,230	(b)(c)

Total Kentucky				2,790,130

Louisiana - 5.5%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	478,793
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,036,611	(a)
Series B	5.000%	1/1/30	2,000,000	2,033,931	(a)
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,665,881	(a)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	400,000	388,905	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	300,000	281,006	(b)(c)

Total Louisiana				6,885,127

Maryland - 0.5%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	451,626
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	230,541

Total Maryland				682,167

Massachusetts - 3.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	386,977
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	500,000	523,637
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,113,134	(b)(c)
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	605,000	671,605
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	262,214
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	204,127
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	500,000	530,210	(a)
Series E	5.000%	7/1/46	500,000	518,804	(a)

Total Massachusetts				4,210,708

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.8%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	$250,000	$251,427
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	849,727
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	369,405
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	257,005
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	282,775
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,020,750
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	140,918
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	299,068	(a)

Total Michigan				3,471,075

Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	790,477	(a)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	148,009
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	282,997

Total Missouri				1,221,483

Nebraska - 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/37	500,000	513,508
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	474,636

Total Nebraska				988,144

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 11.9%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	$1,000,000	$1,029,853
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	2,825,000	(e)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	2,175,000	2,175,000	(e)
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	556,358
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	151,092	(a)
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	821,133
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,072,636
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,108,236
Transportation System, Series A, Refunding	5.000%	12/15/25	425,000	441,650
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	627,552
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,079,463
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	1,400,000	1,457,470
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	528,691

Total New Jersey				14,874,134

New York - 17.1%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	575,000	624,181
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	354,512	(d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,064,984
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,058,207
Series A-2	5.000%	5/15/30	400,000	424,231	(b)(c)
New York City, NY, GO, Subseries B-1	5.250%	10/1/43	1,000,000	1,112,637
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	250,000	274,100
New York City, NY, TFA Revenue Future Tax Secured, Series C	4.000%	5/1/39	2,200,000	2,178,260

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	$750,000	$835,495
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,616,194
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D, Refunding	5.000%	2/15/41	750,000	805,604
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	1,250,000	1,281,957
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	200,257
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	880,249	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,238,525	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,240,947	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	500,000	531,389
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Series A	5.000%	3/15/41	750,000	810,670
State Personal Income Tax, Series C	4.000%	3/15/45	550,000	521,554
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	731,633	(d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,537,062	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,055,428
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,071,246

Total New York				21,449,322

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.2%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	$250,000	$267,094
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	400,000	437,295
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	843,294

Total North Carolina				1,547,683

North Dakota - 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	700,000	520,774

Ohio - 2.3%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	545,892
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	537,660
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	500,192
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	306,111	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	140,000	122,075	(a)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	248,584	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Xavier University Project, Refunding	5.000%	5/1/34	525,000	577,530

Total Ohio				2,838,044

Oregon - 0.6%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	259,171	(a)
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	538,617

Total Oregon				797,788

Pennsylvania - 5.1%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	250,000	242,969
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	215,329

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	$150,000	$154,843	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	290,000	294,542
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	600,000	622,184
Pennsylvania State Economic Development Financing Authority, Tax-Exempt Private Activity Revenue, The Penndot Major Bridges Package One Project	5.500%	6/30/41	1,500,000	1,583,101	(a)
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	500,000	529,487
Series B	5.000%	12/1/40	750,000	803,348
Series B, Refunding	5.250%	12/1/47	250,000	272,948
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	536,974
Lease Revenue, Refunding	5.000%	10/1/30	250,000	282,045
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	270,628
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	157,004
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	469,568

Total Pennsylvania				6,434,970

Puerto Rico - 5.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	386,322	(d)
Series B, Refunding	5.000%	7/1/33	750,000	751,976	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	75,000	46,875
Restructured, Series A	5.000%	7/1/62	90,000	83,475
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,689	3,462
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	8,131
Restructured, Series A-1	5.250%	7/1/23	6,192	6,210
Restructured, Series A-1	5.375%	7/1/25	12,350	12,539
Restructured, Series A-1	5.625%	7/1/27	12,238	12,642
Restructured, Series A-1	5.625%	7/1/29	12,040	12,563

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	5.750%	7/1/31	$11,694	$12,309
Restructured, Series A-1	4.000%	7/1/33	11,089	9,936
Restructured, Series A-1	4.000%	7/1/35	229,968	201,429
Restructured, Series A-1	4.000%	7/1/37	740,000	632,858
Restructured, Series A-1	4.000%	7/1/41	111,631	92,215
Restructured, Series A-1	4.000%	7/1/46	12,097	9,633
Subseries CW	0.000%	11/1/43	52,371	22,585	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	153,450	*(f)
Series A	5.050%	7/1/42	75,000	52,313	*(f)
Series DDD, Refunding	—	7/1/21	280,000	190,750	*(g)
Series TT	5.000%	7/1/37	450,000	313,875	*(f)
Series XX	5.250%	7/1/40	400,000	281,000	*(f)
Series ZZ, Refunding	—	7/1/18	250,000	170,938	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	180,338
Restructured, Series A-1	4.550%	7/1/40	50,000	46,694
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,353,966
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,222,615

Total Puerto Rico				7,271,099

South Carolina - 0.7%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	465,480
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	417,209	(a)

Total South Carolina				882,689

Tennessee - 1.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	700,789
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A	5.000%	7/1/42	300,000	315,472
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	500,000	499,708	(b)(c)

Total Tennessee				1,515,969

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 8.0%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	$250,000	$256,267
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/27	1,000,000	1,016,509	(a)
Series 2022	5.000%	11/15/39	350,000	370,851	(a)
Central Texas Regional Mobility Authority
Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	526,918
Harris County, TX, Cultural Education Facilities
Finance Corp., Hospital Revenue, Texas Children’s
Hospital, Series B, Refunding	5.000%	10/1/31	300,000	338,827	(b)(c)
Harris County, TX, Houston Sports Authority
Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,028,005
Hays, TX, ISD, GO, Unlimited Tax School Building
Bonds, PSF - GTD	4.000%	2/15/47	300,000	283,673
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	499,688	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	430,992	(a)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,096,802	(a)
Laredo, TX, Waterworks & Sewer System
Revenue, Series 2019	5.000%	3/1/33	1,000,000	1,080,000
Love Field, TX, Airport Modernization Corp.,
General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	93,719	(a)
Newark, TX, Higher Education Finance Corp.,
Education Revenue, TLC Academy, Series A	4.000%	8/15/31	250,000	231,952
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	528,775
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,345,376
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/37	500,000	541,093
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	355,959

Total Texas				10,025,406

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.6%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	$250,000	$255,874
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	470,000	469,799
Series 2021	4.000%	10/15/36	100,000	86,428

Total Utah				812,101

Virginia - 2.6%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	218,842
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster- Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,180,338
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,283,079	(a)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	250,000	255,460	(a)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	269,193

Total Virginia				3,206,912

Washington - 1.7%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	500,000	539,109	(a)
Series B, Refunding	5.000%	8/1/37	1,000,000	1,077,360	(a)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/29	170,000	185,118
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	300,000	314,109

Total Washington				2,115,696

Wisconsin - 2.7%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,159,115
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	150,000	146,816
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	525,260
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	500,000	518,970

Total Wisconsin				3,350,161

TOTAL MUNICIPAL BONDS (Cost - $171,983,005)				167,868,566

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 2.9%
New York - 2.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	$1,625,000	$1,752,844
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	1,925,000	1,833,539

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $3,643,876)				3,586,383

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,626,881)				171,454,949

SHORT-TERM INVESTMENTS - 1.2%
MUNICIPAL BONDS - 1.2%
California - 0.1%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	2.550%	5/1/30	100,000	100,000	(a)(i)(j)

Nevada - 0.9%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	3.450%	4/15/33	1,200,000	1,200,000	(a)(i)(j)

North Carolina - 0.2%
North Carolina Educational Facilities Finance Agency Revenue, Duke University, Series A	3.350%	6/1/27	200,000	200,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $1,500,000)				1,500,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $13,028)		4.513%	13,028	13,028	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,513,028)				1,513,028

TOTAL INVESTMENTS - 138.2% (Cost - $177,139,909)				172,967,977
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.4)%				(500,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (37.9)%				(47,400,000)
TOB Floating Rate Notes - (1.6)%				(2,050,000)
Other Assets in Excess of Other Liabilities - 1.7%				2,159,433

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$125,177,410

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2023.

(g)	The maturity principal is currently in default as of February 28, 2023.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $13,028 and the cost was $13,028 (Note 2).

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Intermediate Muni Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

19

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$167,868,566	—	$167,868,566
Municipal Bonds Deposited in Tender Option Bond Trust	—	3,586,383	—	3,586,383

Total Long-Term Investments	—	171,454,949	—	171,454,949

Short-Term Investments†:
Municipal Bonds	—	1,500,000	—	1,500,000
Money Market Funds	$13,028	—	—	13,028

Total Short-Term Investments	13,028	1,500,000	—	1,513,028

Total Investments	$13,028	$172,954,949	—	$172,967,977

†	See Schedule of Investments for additional detailed categorizations.

21

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2023. The following transactions were effected in such company for the period ended February 28, 2023.

	Affiliate Value at November 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,792	$512,690	512,690	$507,454	507,454	—	$458	—	$13,028

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